Retirement Plans - Amounts Recognized on Consolidated Balance Sheets (Detail) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Accrued benefit cost (included in accrued liabilities)	$ (239,000,000)	$ (237,000,000)
Pension liabilities	(182,000,000)	(279,000,000)
Net liabilities recognized in the consolidated balance sheets	0
Pension Benefits | Qualified
Defined Benefit Plan Disclosure [Line Items]
Prepaid pension cost (included in other noncurrent assets)	0	4,000,000
Accrued benefit cost (included in accrued liabilities)	0	0
Pension liabilities	(94,000,000)	(194,000,000)
Net liabilities recognized in the consolidated balance sheets	(94,000,000)	(190,000,000)
Pension Benefits | Non-Qualified & International
Defined Benefit Plan Disclosure [Line Items]
Prepaid pension cost (included in other noncurrent assets)	0	0
Accrued benefit cost (included in accrued liabilities)	(5,000,000)	(5,000,000)
Pension liabilities	(88,000,000)	(85,000,000)
Net liabilities recognized in the consolidated balance sheets	$ (93,000,000)	$ (90,000,000)